SECURITISATIONS AND COVERED BONDS - Additional Information (Details) £ in Millions, € in Billions	1 Months Ended
	Jan. 31, 2025 GBP (£)	Jun. 30, 2026 GBP (£)	Jun. 30, 2026 EUR (€)	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 EUR (€)	Jun. 30, 2025 EUR (€)
Disclosure Of Securitisations And Covered Bonds [Line Items]
Notional amount		£ 343,808		£ 269,122
£10bn Global Covered Bond Programme
Disclosure Of Securitisations And Covered Bonds [Line Items]
Notional amount		£ 10,000		£ 10,000
Euro €35bn Global Covered Bond Programme
Disclosure Of Securitisations And Covered Bonds [Line Items]
Notional amount | €			€ 35		€ 35	€ 35
Mortgage-backed master trust structures: | External | Fosse
Disclosure Of Securitisations And Covered Bonds [Line Items]
Mortgage backed notes sold	£ 200